Condensed Consolidating Financial Information (Condensed Consolidating Statements Of Cash Flows) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Provided by (Used in) Operating Activities
Net cash (used in) provided by operating activities	$ 3,613	$ 2,767	$ 3,443
Consumer products
Capital expenditures	(105)	(168)	(273)
Acquisition of UST, net of acquired cash			(10,244)
Other	2	115	(31)
Financial services
Investments in finance assets			(9)
Proceeds from finance assets	490	312	793
Net cash (used in) provided by investing activities	387	259	(9,764)
Consumer products
Net repayment of short-term borrowings			(205)
Long-term debt issued	1,494	1,007	4,221
Long-term debt repaid		(775)	(375)
Financial services
Long-term debt repaid			(500)
Repurchases of common stock	(1,327)
Dividends paid on common stock	(3,222)	(2,958)	(2,693)
Issuances of common stock	29	104	89
Financing fees and debt issuance costs	(24)	(6)	(177)
Other	6	45	(84)
Net cash provided by (used in) financing activities	(3,044)	(2,583)	276
(Decrease) Increase	956	443	(6,045)
Balance at beginning of year	2,314	1,871	7,916
Balance at end of year	3,270	2,314	1,871
Altria Group, Inc. [Member]
Cash Provided by (Used in) Operating Activities
Net cash (used in) provided by operating activities	(151)	(712)	(10)
Consumer products
Changes in amounts due to/from Altria Group, Inc. and subsidiaries			(6,000)
Financial services
Net cash (used in) provided by investing activities			(6,000)
Consumer products
Long-term debt issued	1,494	1,007	4,221
Long-term debt repaid		(775)
Financial services
Repurchases of common stock	(1,327)
Dividends paid on common stock	(3,222)	(2,958)	(2,693)
Issuances of common stock	29	104	89
Financing fees and debt issuance costs	(24)	(6)	(177)
Changes in amounts due to/from Altria Group, Inc. and subsidiaries	441	279	(5,227)
Cash dividends received from/(paid by) subsidiaries	3,666	3,438	3,711
Other	41	59	38
Net cash provided by (used in) financing activities	1,098	1,148	(38)
(Decrease) Increase	947	436	(6,048)
Balance at beginning of year	2,298	1,862	7,910
Balance at end of year	3,245	2,298	1,862
PM USA [Member]
Cash Provided by (Used in) Operating Activities
Net cash (used in) provided by operating activities	3,562	2,993	3,496
Consumer products
Capital expenditures	(26)	(54)	(149)
Other	1	3	(4)
Financial services
Proceeds from finance assets
Net cash (used in) provided by investing activities	(25)	(51)	(153)
Consumer products
Long-term debt issued
Long-term debt repaid			(135)
Financial services
Dividends paid on common stock
Issuances of common stock
Financing fees and debt issuance costs
Changes in amounts due to/from Altria Group, Inc. and subsidiaries	(28)	325	423
Cash dividends received from/(paid by) subsidiaries	(3,453)	(3,259)	(3,575)
Other	(56)	(8)	(57)
Net cash provided by (used in) financing activities	(3,537)	(2,942)	(3,344)
(Decrease) Increase			(1)
Balance at beginning of year			1
Balance at end of year
Non-Guarantor Subsidiaries [Member]
Cash Provided by (Used in) Operating Activities
Net cash (used in) provided by operating activities	202	486	(43)
Consumer products
Capital expenditures	(79)	(114)	(124)
Acquisition of UST, net of acquired cash			(10,244)
Changes in amounts due to/from Altria Group, Inc. and subsidiaries			6,000
Other	1	112	(27)
Financial services
Investments in finance assets			(9)
Proceeds from finance assets	490	312	793
Net cash (used in) provided by investing activities	412	310	(3,611)
Consumer products
Net repayment of short-term borrowings			(205)
Long-term debt repaid			(240)
Financial services
Long-term debt repaid			(500)
Changes in amounts due to/from Altria Group, Inc. and subsidiaries	(413)	(604)	4,804
Cash dividends received from/(paid by) subsidiaries	(213)	(179)	(136)
Other	21	(6)	(65)
Net cash provided by (used in) financing activities	(605)	(789)	3,658
(Decrease) Increase	9	7	4
Balance at beginning of year	16	9	5
Balance at end of year	25	16	9
Total Consolidating Adjustments [Member]
Cash Provided by (Used in) Operating Activities
Net cash (used in) provided by operating activities
Consumer products
Capital expenditures
Other
Financial services
Proceeds from finance assets
Net cash (used in) provided by investing activities
Consumer products
Long-term debt issued
Long-term debt repaid
Financial services
Repurchases of common stock
Dividends paid on common stock
Issuances of common stock
Financing fees and debt issuance costs
Changes in amounts due to/from Altria Group, Inc. and subsidiaries
Cash dividends received from/(paid by) subsidiaries
Other
Net cash provided by (used in) financing activities
(Decrease) Increase
Balance at beginning of year
Balance at end of year
Consolidated [Member]
Cash Provided by (Used in) Operating Activities
Net cash (used in) provided by operating activities	3,613	2,767	3,443
Consumer products
Capital expenditures	(105)	(168)	(273)
Acquisition of UST, net of acquired cash			(10,244)
Other	2	115	(31)
Financial services
Investments in finance assets			(9)
Proceeds from finance assets	490	312	793
Net cash (used in) provided by investing activities	387	259	(9,764)
Consumer products
Net repayment of short-term borrowings			(205)
Long-term debt issued	1,494	1,007	4,221
Long-term debt repaid		(775)	(375)
Financial services
Long-term debt repaid			(500)
Repurchases of common stock	(1,327)
Dividends paid on common stock	(3,222)	(2,958)	(2,693)
Issuances of common stock	29	104	89
Financing fees and debt issuance costs	(24)	(6)	(177)
Other	6	45	(84)
Net cash provided by (used in) financing activities	(3,044)	(2,583)	276
(Decrease) Increase	956	443	(6,045)
Balance at beginning of year	2,314	1,871	7,916
Balance at end of year	$ 3,270	$ 2,314	$ 1,871